Subsequent Events (Details Narrative) - USD ($)					1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 12, 2018	Oct. 12, 2018	Oct. 09, 2018	Oct. 05, 2018	May 10, 2019	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2018	Sep. 20, 2019	May 09, 2019
Preferred stock shares issued upon exercise of warrants							8,254,074
Proceeds from warrant exercises							$ 2,731,000
Stock price							$ 535.12			$ 535.12
Preferred Stock Warrants [Member]
Preferred stock shares issued upon exercise of warrants						1,045
Preferred stock shares converted						890
Common stock shares issued upon conversion of preferred stock						900,000
Exercised						1,045
Proceeds from warrant exercises						$ 1,000,000
Series B Preferred Stock [Member]
Proceeds from warrant exercises	$ 245,625	$ 300,000	$ 500,000	$ 2,730,000
Series B [Member]
Proceeds from warrant exercises				$ 2,700,000
Common Stock Class A
Common Stock, shares authorized							300,000,000	300,000,000	600,000,000
Common Class A [Member]
Common Stock, shares authorized							300,000,000	300,000,000
Common Class B [Member]
Common Stock, shares authorized							100,000,000	100,000,000
Restricted Stock [Member]
Stock options issued							1,130,061
On June 30, 2016 [Member] | 2016 Equity Incentive Plan [Member]
Additional payments payable upon achievement of certain milestones under agreement by related party							$ 24,000,000
Ms. Anne Ponugoti [Member] | [On September 1, 2018 [Member]]
Proceeds from warrant exercises					$ 540,000
Exercise price of stock options							$ 0.40
Ms. Harness [Member] | On September 1, 2019 [Member]
Common stock shares issued for services							58,394
Stock options issued							172,987
Value of stock options issued							$ 20,000
Stock price							$ 0.132
Exercise price of stock options							$ 0.132
Description for vesting of shares							33 1/3% vesting upon the first anniversary of the grant date, 33 1/3% upon the second anniversary of the grant date and 33 1/3% upon the third anniversary of the grant date
Dr. Bertolino [Member] | On September 1, 2019 [Member]
Common stock shares issued for services							1,066,667
Stock options issued							617,839
Value of stock options issued							$ 71,000
Stock price							$ 0.132
Exercise price of stock options							$ 0.132
Term of stock options							3 years
Description for vesting of shares							vesting 50% upon the first anniversary of the grant date and 50% upon the second anniversary of the grant date
Consultant 1 [Member]
Exercise price of stock options							$ 0.13
Payment due following commencement of first phase 3 clinical trial of Brilacidin							$ 1,000,000
Payment due upon filing of a marketing approval application							$ 1,000,000
Ms. Jane Harness [Member] | On September 1, 2018 [Member]
Exercise price of stock options							$ 0.40
Dr. Arthur Bertolino [Member] | On September 1, 2018 [Member]
Exercise price of stock options							0.40
Dr. Arthur Bertolino [Member] | On September 1, 2017 [Member] | 2016 Equity Incentive Plan [Member] | Common Class A [Member]
Exercise price of stock options							$ 0.705